Average Annual Total Returns - Class K - iShares Municipal Bond Index Fund	Apr. 30, 2021
ICE BofA US Municipal Securities Index (Reflects no deduction for fees, expenses or taxes)
Average Annual Return:
1 Year	5.26%
5 Years	3.94%
10 Years	4.79%
Class K Shares
Average Annual Return:
1 Year	5.00%
5 Years	3.59%
10 Years	4.11%
Class K Shares | Return After Taxes on Distributions
Average Annual Return:
1 Year	4.96%
5 Years	3.50%
10 Years	4.07%
Class K Shares | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	4.03%
5 Years	3.34%
10 Years	3.82%